Non-controlling interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Non-controlling interests percentage	26.73%	25.61%
Non-current assets	$ 127,427	$ 160,511
Current assets	86,148	93,660
Non-current liabilities	(5,678)	(4,529)
Amount due to a related company	(36,551)	(39,484)
Equity attributable to equity shareholder of the parent Company	170,389	206,359
Non-controlling interests	957	3,799
Revenue	30,621	21,743	$ 13,164
Loss for the year	(49,806)	(64,777)	(190,454)
Loss attributable to equity shareholder of the parent Company	(46,304)	(62,724)	(190,454)
Loss attributable to non-controlling interests	(3,502)	(2,053)	0
Other comprehensive (expense)/income for the year	(721)	1,795	(4,843)
Total comprehensive expense attributable to equity shareholder of the parent Company	(46,785)	(61,112)	(195,297)
Total comprehensive expense attributable to non-controlling interests	(3,742)	(1,870)	0
Total comprehensive expense for the year	(50,527)	(62,982)	(195,297)
Net cash inflow/(outflow) from operating activities	(28,874)	(13,765)	14,515
Net cash outflow from investing activities	38,541	(82,952)	(46,145)
Net cash outflow from financing activities	(3,343)	(4,704)	143,318
Net increase/(decrease) in cash and cash equivalents	6,324	(101,421)	$ 111,688
Subsidiaries with material non-controlling interests
Disclosure of detailed information about business combination [line items]
Non-current assets	27,549	28,073
Current assets	13,304	18,267
Non-current liabilities	(4,297)	(3,667)
Amount due to a related company	(7,797)	(7,753)
Equity attributable to equity shareholder of the parent Company	21,072	25,977
Non-controlling interests	7,687	8,943
Revenue	17,653	17,086
Expenses	(30,413)	(25,055)
Loss for the year	(12,760)	(7,969)
Loss attributable to equity shareholder of the parent Company	(9,397)	(5,928)
Loss attributable to non-controlling interests	(3,363)	(2,041)
Other comprehensive (expense)/income attributable to equity shareholder of the parent Company	(574)	535
Other comprehensive (expense)/income attributable to non-controlling interests	(210)	184
Other comprehensive (expense)/income for the year	(784)	719
Total comprehensive expense attributable to equity shareholder of the parent Company	(9,971)	(5,393)
Total comprehensive expense attributable to non-controlling interests	(3,573)	(1,857)
Total comprehensive expense for the year	(13,544)	(7,250)
Net cash inflow/(outflow) from operating activities	5,483	(10,519)
Net cash outflow from investing activities	(318)	(523)
Net cash outflow from financing activities	(1,413)	(1,469)
Net increase/(decrease) in cash and cash equivalents	3,752	(12,511)
Dividends paid to non-controlling interests	$ 0	$ 0